Deferred Income Tax	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Deferred Income Tax
27.  Deferred Income Tax

The deductible and taxable temporary differences in respect of which deferred tax has been recognised are as follows:

	2021 $m	2020 $m
Reported in balance sheet after offset

Deferred tax liabilities	2,734	2,613

Deferred tax assets	(109)	(129)
Net deferred income tax liability	2,625	2,484

Deferred income tax assets (deductible temporary differences)

Deficits on Group retirement benefit schemes	98	128

Revaluation of derivative financial instruments to fair value	4	8

Tax loss carryforwards (primarily income tax losses)	93	176

Share-based payment expense	54	41

Provisions for liabilities and working capital-related items	446	402

Lease liabilities	335	330

Other deductible temporary differences	87	59
Total	1,117	1,144
Deferred income tax assets have been recognised in respect of all deductible temporary differences, with the exception of some tax loss carryforwards. The amount of tax losses where recovery is not probable and is therefore not recognised in the Consolidated Balance Sheet is $1.2 billion (2020: $1.4 billion). The vast majority either do not expire based on current tax legislation or they expire post 2026 (2020: 2025). Of the losses not recognised in the Consolidated Balance Sheet, $0.1 billion (2020: $0.1 billion) expire within five years, $0.4 billion (2020: $0.3 billion) expire post five years and the remainder of losses do not expire.

Deferred income tax liabilities (taxable temporary differences)

Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	3,218	3,123

Leased right-of-use assets	314	315

Investment in subsidiaries	164	161

Surpluses on Group retirement benefit schemes	9	-

Revaluation of derivative financial instruments to fair value	15	12

Rolled-over capital gains	22	17
Total	3,742	3,628
Investments in subsidiaries
The aggregate temporary differences in relation to investments in subsidiaries for which deferred tax liabilities have not been recognised is $12.1 billion (2020: $10.9 billion) given the Group is in a position to control the timing of reversal and management’s intention not to unwind these temporary differences. Participation exemptions and tax credits are available in the majority of jurisdictions in which the Group operates. A deferred tax liability has been recognised in respect of any temporary differences relating to investments in subsidiaries expected to unwind in the foreseeable future.

Movement in net deferred income tax liability

At 1 January	2,484	2,551

Translation adjustment	(34)	41

Net expense/(income) for the year	103	(95)

Arising on acquisition (note 30)	37	-

Disposals	1	(3)

Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	44	(11)

Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	(10)	1
At 31 December	2,625	2,484
(i) Fair value adjustments arising on acquisition principally relate to property, plant and equipment.